H. Stock-Based Compensation (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Stock-based compensation expense recognized in the statement of operations
Research and Development Expenses	$ 0	$ 0
General and Administrative Expenses	141	178
Total Stock-based compensation expense	$ 141	$ 178